Long-Term Prepaid Expenses and Other Non-Current Assets	12 Months Ended
Jul. 31, 2026
Long-Term Prepaid Expenses and Other Non-Current Assets [Abstract]
LONG-TERM PREPAID EXPENSES AND OTHER NON-CURRENT ASSETS

8. LONG-TERM PREPAID EXPENSES AND OTHER NON-CURRENT ASSETS

Long-term prepaid expenses and other non-current assets, consisted of the following:

	As of July 31,
	2025	2026
Rental deposits	$63,873	$60,437
Prepaid professional service fee	—	45,614
Prepaid for the application of patents(1)	—	33,733
Prepaid expenses	—	15,074
Long-term prepaid expenses and other non-current assets	$63,873	$154,858

(1)	The prepaid for the application of patents as of July 31, 2026 represents the advance agency fees paid by the Group for the patent application of reagent test kits in Europe and the United States. The said patent application is in the ongoing process, and the advance payments are recognized as long-term prepaid expenses and will be recognized as intangible assets upon the successful grant of the patent.